Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2024
American Depository Shares [member] | US Warrants [member]
Earnings per share [line items]
Description of American depository shares	1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up.